Cover	Jun. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported on a current report on Form 8-K filed on June 1, 2021 (the "Original Filing"), on June 1, 2021, Deluxe Corporation (the "Company") consummated the acquisition of FAPS Holdings, Inc.("FAPS"). This current report on Form 8-K/A amends the Original Filing to include the financial statements and pro forma financial information required by Item 9.01 of Form 8-K.
Document Period End Date	Jun. 01, 2021
Entity File Number	1-7945
Entity Registrant Name	DELUXE CORPORATION
Entity Central Index Key	0000027996
Entity Tax Identification Number	41-0216800
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	3680 Victoria St. N
Entity Address, City or Town	Shoreview
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55126-2966
City Area Code	651
Local Phone Number	483-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	DLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false